LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
LOSS BEFORE TAXATION
Bank service charge	¥ 0	¥ 8
Cost of inventories recognized as an expense (including depreciation charge of right-of-use assets for leases)	56,610	38,848
Depreciation of fixed assets	19	6
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	635	134
Research and development costs	1,017	429
Staff costs (including key management personnel remuneration)	6,627	9,310
Income Statement Locations
LOSS BEFORE TAXATION
Interest expense on lease liability	1,094	410
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	¥ 7,035	¥ 6,279